Document and Entity Information	Jan. 10, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 10, 2022
Entity Registrant Name	PAR Technology Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	1-09720
Entity Tax Identification Number	16-1434688
Entity Address, Address Line One	8383 Seneca Turnpike
Entity Address, City or Town	New Hartford
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	13413-4991
City Area Code	315
Local Phone Number	738-0600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000708821
Title of 12(b) Security	Common Stock
Trading Symbol	PAR
Security Exchange Name	NYSE